COMMITMENTS AND CONTINGENCIES (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating Leases, Rent Expense	¥ 2,990	¥ 3,185	¥ 4,568